CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - ARS ($) $ in Thousands	Capital Stock Face Value	Adjustment to Capital Stock	Legal and Other Reserves	Voluntary Reserve	Other equity accounts	Unappropriated Retained Earnings	Other Accumulated Comprehensive Income (Loss)	Non-controlling Interests	Total
Beginning balance at Dec. 31, 2017	$ 1,514,022	$ 25,619,864	$ 340,279	$ 2,135,903	$ 0	$ 4,620,523	$ 435,609	$ 1,002,541	$ 35,668,741
Net income for the year						36,691,002		(699,825)	35,991,177
Other comprehensive (loss) income for the year						30,128	(435,609)		(405,481)
Total comprehensive income for the year, net						36,721,130	(435,609)	(699,825)	35,585,696
Contributions from non-controlling interests								648,731	648,731
Share-based payments								27,997	27,997
Increase in legal reserve			462,656			(462,656)			0
Increase in voluntary reserve				7,092,097		(7,092,097)			0
Dividends in cash						(2,968,937)			(2,968,937)
Ending balance at Dec. 31, 2018	1,514,022	25,619,864	802,935	9,228,000	0	30,817,963	0	979,444	68,962,228
Effect of IFRIC 23 Adoption						1,029,939			1,029,939
Modified balances	1,514,022	25,619,864	802,935	9,228,000	0	31,847,902	0	979,444	69,992,167
Net income for the year						11,992,373		(201,433)	11,790,940
Other comprehensive (loss) income for the year						(43,661)			(43,661)
Total comprehensive income for the year, net						11,948,712		(201,433)	11,747,279
Contributions from non-controlling interests								263,994	263,994
Share-based payments								66,106	66,106
Increase in legal reserve			2,435,491			(2,435,491)			0
Increase in voluntary reserve				28,382,471		(28,382,471)			0
Dividends in cash				(1,518,238)		8,556			(1,509,682)
Dividends distributed by subsidiaries								(31,624)	(31,624)
Ending balance at Dec. 31, 2019	1,514,022	25,619,864	3,238,426	36,092,233	0	12,987,208	0	1,076,487	80,528,240
Net income for the year						6,891,921		66,017	6,957,938
Other comprehensive (loss) income for the year						5,504			5,504
Total comprehensive income for the year, net						6,897,425		66,017	6,963,442
Transaction with non-controlling interest					(1,966,148)			(951,900)	(2,918,048)
Share-based payments								1,673	1,673
Increase in legal reserve			599,618			(599,618)
Increase in voluntary reserve				12,387,590		(12,387,590)
Dividends distributed by subsidiaries								(63,958)	(63,958)
Ending balance at Dec. 31, 2020	$ 1,514,022	$ 25,619,864	$ 3,838,044	$ 48,479,823	$ (1,966,148)	$ 6,897,425	$ 0	$ 128,319	$ 84,511,349